Subsequent Events (Details)	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2021 EUR (€)	Mar. 14, 2022 EUR (€)	Jan. 01, 2022	Dec. 31, 2021 USD ($)
Subsequent Events (Details) [Line Items]
EIB loan				€ 24,000
Reduction of principal (in Dollars) | $						$ 900
Capital raises percentage			10.00%
Sales exceed			€ 5,000
Sales exceed, percentage			3.00%
Description of royalties			the Company’s topline revenues will be paid to EIB as royalties up to a combined maximum of 2.8 times
Principal			€ 24,000
Subsequent events, description			the Company chooses to prepay any portion of the EIB loan (other than as required from future capital raises) the amount prepaid will be calculated such that the EIB realizes at least 20% IRR on its investment at the point of prepayment.
Non-adjusting events after reporting period [Member]
Subsequent Events (Details) [Line Items]
Loan maturity	€ 4,000	€ 20,000
Annual rate					7.00%